                   TABLE OF CONTENTS

     Letter to Shareholders......................   1
     Portfolio of Investments....................   3
     Statement of Assets and Liabilities.........   4
     Statement of Operations.....................   5
     Statement of Changes in Net Assets..........   6
     Financial Highlights........................   7
     Notes to Financial Statements...............  10

    RES SAR 1/96

                            LETTER TO SHAREHOLDERS




                                [PHOTO OF] DENNIS J. MCDONNELL AND DON G. POWELL
January 18, 1996

Dear Shareholder:

  During the second half of 1995, the Van Kampen American Capital Reserve Fund continued to benefit from relatively high short-term interest rates and low inflation. As a result, the Fund was able to provide shareholders with a high level of current income and a high degree of safety and liquidity.

ECONOMIC OVERVIEW
  Although our nation's economy expanded at an unexpectedly robust pace during the third quarter, economic growth in general slowed considerably in 1995. This slowdown is largely due to the Federal Reserve Board's successful efforts to contain inflationary pressures through a series of short-term rate in-creases in 1994. However, mindful of recessionary pressures in a slower eco-nomic environment, the Fed reversed its trend of raising interest rates by lowering short-term rates twice during the year, most recently in December by one-quarter percent.
  Because the Fed's monetary initiatives had taken hold without driving the economy into a recession, the financial markets, particularly stocks, rallied through much of the year and even reached new market highs. With slowing growth, interest rates declined and the value of many fixed-income investments rose (bond yields and prices move in opposite directions). Investors had an-ticipated such a move for months, which drove down the yields on money market instruments while boosting stock and bond prices. Still, short-term interest rates are historically high in relation to inflation.

PERFORMANCE SUMMARY
  On November 30, 1995, the Fund's Class A shares generated a seven-day aver-age yield of 4.92 percent with an effective annual yield of 5.04 percent and a six-month total return of 2.45 percent/1/. In comparison, the average total return performance for money market funds, as calculated by Lipper Analytical Services, Inc., was 2.65 percent for the same six-month period. Longer term, the Fund produced a one-year total return of 5.00 percent/1/. We believe you will agree the Fund continued to provide shareholders with attractive yields when compared to money market accounts and certificates of deposits.

Fund shares are not guaranteed or insured by the U.S. Government, and there is no assurance that the Fund will be able to maintain a stable net asset value of $1. CDs offer a guaranteed return of principal, a fixed rate of interest and are typically issued by institutions whose deposits are insured.

/1/Total return assumes reinvestment of all distributions for the period ended November 30, 1995.

                                                          Continued on page two

  Adhering to the Fund's strict investment approach, we continued to invest only in those debt securities rated AA or higher by Standard & Poor's Ratings Group. While the market for these highly rated securities is relatively small, we believe they provide the greatest degree of safety and liquidity for the Fund and its shareholders.
  The Fund's portfolio composition for the period is further illustrated by the following chart:

[PIE CHART OF] PORTFOLIO HOLDINGS BY INVESTMENT TYPE AS OF NOVEMBER 30, 1995

                                        --COMMERCIAL PAPER 19%
U.S. GOVERNMENT OBLIGATIONS 54%--
                                        --REPURCHASE AGREEMENTS 27%

OUTLOOK
  We anticipate the economy will grow at an annual rate of 2 to 3 percent through the first half of 1996 and inflation will be under 3 percent. Based upon this outlook of generally slow growth and low inflation, we believe that market forces will exert a downward pressure on interest rates. As a result, the Fund will continue to maintain a portfolio with an average maturity of 30 to 40 days in order to lock in higher yields for a longer period of time.
  During the past year, debate over tax reform dominated the agenda in Washing-ton. There has been varied speculation about the impact of reform, which may have caused you to wonder how it might affect your investment goals. At this point, no one is certain about what will finally happen. Consequently, in the near term, there may be periodic market fluctuations as various proposals come to the forefront, just as we saw during the debate over the U.S. health care system. We will continue to keep a close watch over any new developments and evaluate the potential impact they may have on your investments.
  Thank you for your continued confidence in your investment with Van Kampen American Capital and for the privilege of working with you in seeking to reach your financial goals.

Sincerely,

[SIGNATURE OF]                   [SIGNATURE OF]
Don G. Powell                    Dennis J. McDonnell
Chairman                         President
Van Kampen American Capital      Van Kampen American Capital
Asset Management, Inc.           Asset Management, Inc.

                            PORTFOLIO OF INVESTMENTS

                         November 30, 1995 (Unaudited)

--------------------------------------------------------------------------------

 Par
 Amount
 (000)   Description                              Coupon  Maturity Market Value
-------------------------------------------------------------------------------
         UNITED STATES GOVERNMENT
         OBLIGATIONS 51.8%
 $ 1,415 Federal Farm Credit Banks.............   5.696%  03/11/96 $  1,392,749
   5,000 Federal Farm Credit Banks.............   5.464   05/28/96    4,867,739
   1,000 Federal Home Loan Banks, Fixed Coupon.   5.900   07/25/96    1,000,000
   5,000 Federal Home Loan Banks...............   5.647   12/13/95    4,990,069
     480 Federal Home Loan Banks...............   6.168   01/05/96      477,158
   3,675 Federal Home Loan Banks...............   5.655   01/17/96    3,647,952
  13,090 Federal Home Loan Banks...............   5.659   02/29/96   12,907,020
   8,000 Federal Home Loan Banks...............   5.677   03/15/96    7,869,738
  10,000 Federal Home Loan Banks...............   5.610   04/12/96    9,796,767
  90,000 Federal Home Loan Mortgage Corp.......   5.549   12/01/95   89,985,611
   4,460 Federal Home Loan Mortgage Corp.......   5.645   01/05/96    4,435,381
  10,000 Federal Home Loan Mortgage Corp.......   5.664   02/08/96    9,892,861
   5,000 Federal National Mortgage Association.   5.670   12/15/95    4,988,521
  10,000 Federal National Mortgage Association.   5.787   12/18/95    9,971,900
   5,000 Federal National Mortgage Association.   5.700   12/21/95    4,983,842
   5,000 Federal National Mortgage Association.   5.678   01/17/96    4,963,200
   9,400 Federal National Mortgage Association.   5.626   03/12/96    9,252,081
   8,000 Federal National Mortgage Association.   5.631   04/05/96    7,845,342
                                                                   ------------
           TOTAL UNITED STATES GOVERNMENT OBLIGATIONS
            (Cost $193,267,931).................................    193,267,931
                                                                   ------------
         REPURCHASE AGREEMENTS* 25.7%
  60,000 BA Securities, repurchase proceeds
          $60,009,800 .........................   5.880   12/01/95   60,000,000
  35,830 SBC Capital Markets, Inc., repurchase
          proceeds $35,835,862 ................   5.890   12/01/95   35,830,000
                                                                   ------------
           TOTAL REPURCHASE AGREEMENTS
            (Cost $95,830,000)..................................     95,830,000
                                                                   ------------
         COMMERCIAL PAPER 18.6%
  20,000 Associates Corp. of North America.....   5.772   01/09/96   19,873,556
  19,000 General Electric Capital Corp.........   5.659   02/12/96   18,782,070
  15,000 General Electric Co...................   5.669   12/11/95   14,974,379
  16,000 Toronto Dominion Holdings.............   5.708   03/06/96   15,760,733
                                                                   ------------
           TOTAL COMMERCIAL PAPER (Cost $69,390,738)............     69,390,738
                                                                   ------------
 TOTAL INVESTMENTS (Cost $358,488,669) 96.1%....................    358,488,669
 OTHER ASSETS AND LIABILITIES, NET 3.9%.........................     14,677,934
                                                                   ------------
 NET ASSETS 100%................................................   $373,166,603
                                                                   ------------

*dated 11/30/95, collateralized by U.S. Government obligations in a pool cash account

                                       3
                                               See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES

                         November 30, 1995 (Unaudited)

--------------------------------------------------------------------------------

ASSETS
Investments, at market value (Cost $358,488,669)..................  $358,488,669
Cash..............................................................        97,332
Receivable for Fund shares sold...................................    25,715,930
Other assets......................................................        79,580
                                                                    ------------
 Total Assets.....................................................   384,381,511
                                                                    ------------
LIABILITIES
Payable for Fund shares redeemed..................................     5,806,828
Payable for investments purchased.................................     4,867,739
Due to Adviser....................................................       146,608
Due to shareholder service agent..................................       139,061
Due to Distributor................................................       100,130
Deferred Trustees' compensation...................................        62,639
Dividends payable.................................................         6,082
Accrued expenses..................................................        85,821
                                                                    ------------
 Total Liabilities................................................    11,214,908
                                                                    ------------
NET ASSETS, equivalent to $1.00 per share for Class A, B, and C shares............................................................  $373,166,603
                                                                    ------------
NET ASSETS WERE COMPRISED OF:
Shares of beneficial interest at par; 343,684,573 Class A,
 25,793,412 Class B and 3,687,542 Class C shares outstanding......  $  3,731,655
Capital surplus...................................................   369,371,322
Undistributed net investment income...............................        63,626
                                                                    ------------
NET ASSETS........................................................  $373,166,603
                                                                    ------------

                                       4
                                               See Notes to Financial Statements

                            STATEMENT OF OPERATIONS

                 Six Months Ended November 30, 1995 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest...........................................................  $11,269,314
                                                                     -----------
EXPENSES
Management fees....................................................      852,775
Shareholder service agent's fees and expenses......................      717,183
Accounting services................................................       50,232
Service fees--Class A..............................................      231,656
Distribution and service fees--Class B.............................       93,526
Distribution and service fees--Class C.............................       12,971
Trustees' fees and expenses........................................        9,832
Audit fees.........................................................        9,250
Legal fees.........................................................        2,494
Reports to shareholders............................................       29,400
Registration and filing fees.......................................       71,741
Miscellaneous......................................................           13
                                                                     -----------
 Total expenses....................................................    2,081,073
                                                                     -----------
NET INVESTMENT INCOME..............................................    9,188,241
                                                                     -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................  $ 9,188,241
                                                                     -----------

                                       5
                                               See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

                                  (Unaudited)

--------------------------------------------------------------------------------

                                              Six Months Ended   Year Ended May
                                             November 30, 1995         31, 1995
--------------------------------------------------------------------------------
NET ASSETS, beginning of period............    $   324,458,539  $   463,827,313
                                               ---------------  ---------------
OPERATIONS
 Increase from net investment income.......          9,188,241       18,614,115
                                               ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
INVESTMENT INCOME
 Class A...................................         (8,693,308)     (18,623,009)
 Class B...................................           (423,987)         (15,317)
 Class C...................................            (59,194)          (2,167)
                                               ---------------  ---------------
                                                    (9,176,489)     (18,640,493)
                                               ---------------  ---------------
CAPITAL TRANSACTIONS
 Proceeds from shares sold
 Class A...................................      2,359,015,958    3,148,142,161
 Class B...................................        139,850,863       21,754,203
 Class C...................................         25,979,179        3,049,049
                                               ---------------  ---------------
                                                 2,524,846,000    3,172,945,413
                                               ---------------  ---------------
 Value received for shares issued in merger
 (see Note 6)
 Class A...................................         20,714,880              --
 Class B...................................          5,651,573              --
 Class C...................................                --               --
                                               ---------------  ---------------
                                                    26,366,453              --
                                               ---------------  ---------------
 Proceeds from shares issued for
 distributions reinvested
 Class A...................................          8,693,308       18,623,009
 Class B...................................            423,987           15,317
 Class C...................................             59,194            2,167
                                               ---------------  ---------------
                                                     9,176,489       18,640,493
                                               ---------------  ---------------
 Cost of shares redeemed
 Class A...................................     (2,364,430,495)  (3,310,885,859)
 Class B...................................       (124,322,817)     (17,579,714)
 Class C...................................        (22,939,318)      (2,462,729)
                                               ---------------  ---------------
                                                (2,511,692,630)  (3,330,928,302)
                                               ---------------  ---------------
 Increase (decrease) in net assets
 resulting from capital transactions.......         48,696,312     (139,342,396)
                                               ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS..........         48,708,064     (139,368,774)
                                               ---------------  ---------------
NET ASSETS, end of period (including
 undistributed net investment income of
 $63,626 and $51,874, respectively)........    $   373,166,603  $   324,458,539
                                               ---------------  ---------------

                                       6
                                               See Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each of the periods indicated. (Unaudited)

--------------------------------------------------------------------------------

                                                Class A
                            ---------------------------------------------------
                              Six Months
                                   Ended         Year Ended May 31
                            November 30, --------------------------------------
                                    1995   1995    1994    1993    1992    1991
--------------------------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning
of period.................     $ 1.00    $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                               ------    ------  ------  ------  ------  ------
Income from operations
 Investment income........      .0295     .0535   .0329   .0353    .052   .0758
 Expenses.................     (.0052)   (.0101) (.0100) (.0109) (.0105) (.0094)
                               ------    ------  ------  ------  ------  ------
Net investment income.....      .0243     .0434   .0229   .0244   .0415   .0664
                               ------    ------  ------  ------  ------  ------
Distributions from net
investment income.........     (.0243)   (.0434) (.0229) (.0244) (.0415) (.0664)
                               ------    ------  ------  ------  ------  ------
Net asset value, end of
period....................     $ 1.00    $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                               ------    ------  ------  ------  ------  ------
TOTAL RETURN(/1/).........       2.45%     4.43%   2.32%   2.44%   4.20%   6.80%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(millions)................     $343.7    $319.7  $463.8  $279.3  $329.2  $402.3
Average net assets
(millions)................     $356.4    $434.4  $326.8  $306.7  $377.5  $482.6
Ratios to average net
assets (annualized)
 Expenses.................       1.05%     1.00%   1.03%   1.09%   1.05%    .94%
 Net investment income....       4.88%     4.28%   2.36%   2.44%   4.19%   6.68%

(1) Total return for a period of less than one full year is not annualized.

                                       7
                                               See Notes to Financial Statements

Selected data for a share of beneficial interest outstanding throughout each of the periods indicated. (Unaudited)

--------------------------------------------------------------------------------

                                       Class B(/1/)
                           -------------------------------------
                                  Six Months April 18, 1995(/2/)
                                       Ended             through
                           November 30, 1995        May 31, 1995
----------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE
Net asset value,
beginning of period......       $ 1.00             $ 1.00
                                ------             ------
Income from investment
operations
 Investment income.......        .0292              .0073
 Expenses................       (.0087)            (.0026)
                                ------             ------
Net investment income....        .0205              .0047
                                ------             ------
Distributions from net
investment income........       (.0205)            (.0047)
                                ------             ------
Net asset value, end of
period...................       $ 1.00             $ 1.00
                                ------             ------
TOTAL RETURN(/3/)........         2.07%               .47%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(millions)...............       $ 25.8               $4.2
Average net assets
(millions)...............       $ 20.9               $2.3
Ratios to average net
assets (annualized)
 Expenses................         1.79%              1.76%
 Net investment income...         4.07%              3.52%

(1) Based on average shares outstanding.
(2) Commencement of operations.
(3) Total return for periods of less than one full year are not annualized and does not consider the effect of sales charges.

                                       8
                                               See Notes to Financial Statements

Selected data for a share of beneficial interest outstanding throughout each of the periods indicated. (Unaudited)

--------------------------------------------------------------------------------

                                       Class C(/1/)
                           -------------------------------------
                                  Six Months April 18, 1995(/2/)
                                       Ended             through
                           November 30, 1995        May 31, 1995
----------------------------------------------------------------
PER SHARE OPERATING
PERFORMANCE
Net asset value,
beginning of period......       $ 1.00             $ 1.00
                                ------             ------
Income from investment
operations
 Investment income.......        .0293              .0076
 Expenses................       (.0090)            (.0027)
                                ------             ------
Net investment income....        .0203              .0049
                                ------             ------
Distributions from net
investment income........       (.0203)            (.0049)
                                ------             ------
Net asset value, end of
period...................       $ 1.00             $ 1.00
                                ------             ------
TOTAL RETURN(/3/)........         2.05%               .49%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(millions)...............         $3.7               $0.6
Average net assets
(millions)...............         $2.9               $0.3
Ratios to average net
assets (annualized)
 Expenses................         1.79%              1.76%
 Net investment income...         4.10%              3.52%

(1) Based on average shares outstanding.
(2) Commencement of operations.
(3) Total return for periods of less than one full year are not annualized and does not consider the effect of sales charges.

                                       9
                                               See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

                                  (Unaudited)

-------------------------------------------------------------------------------
NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
Van Kampen American Capital Reserve Fund (the "Fund", formerly American Capi-tal Reserve Fund, Inc.) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The following is a summary of significant accounting policies consistently fol-lowed by the Fund in the preparation of its financial statements.

A. INVESTMENT VALUATIONS-Investments are valued at amortized cost, which ap-proximates market value. The cost of investments for federal income tax pur-poses is substantially the same as for financial reporting purposes.

B. REPURCHASE AGREEMENTS-A repurchase agreement is a short-term investment in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may in-vest independently in repurchase agreements, or transfer uninvested cash bal-ances into a pooled cash account along with other investment companies advised by Van Kampen American Capital Asset Management, Inc. (the "Adviser"), the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is re-quired to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. FEDERAL INCOME TAXES-No provision for federal income taxes is required be-cause the Fund has elected to be taxed as a "regulated investment company" un-der the Internal Revenue Code and intends to maintain this qualification by annually distributing all of its taxable net investment income and taxable net realized gains to its shareholders. Additionally, approximately $18,000 of fi-nancial statement losses are deferred for federal income tax purposes to the 1996 fiscal year.

D. INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME-Investment transac-tions are accounted for on the trade date. Realized gains and losses on in-vestments are determined on the basis of amortized cost. Interest income is accrued daily.

E. DIVIDENDS-The Fund records daily dividends from net investment income. These dividends are automatically reinvested in additional shares of the Fund at net asset value. Shares purchased by daily reinvestments are liquidated at net asset value on the last business day of the month and the proceeds of such redemptions paid to the shareholders electing to receive

                                  (Unaudited)

-------------------------------------------------------------------------------
dividends in cash. The Fund distributes tax basis earnings in accordance with the minimum distribution requirements of the Internal Revenue Code, which may differ from generally accepted accounting principles. Such distributions may result in dividends in excess of financial statement net investment income.

F. DEBT DISCOUNT AND PREMIUM-For financial and tax reporting purposes, all discounts and premiums are amortized over the life of the security.

NOTE 2--MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Adviser serves as investment manager of the Fund. Management fees are cal-culated monthly, based on the average daily net assets of the Fund at an an-nual rate of .50% of the first $150 million; .45% of the next $100 million;
 .40% of the next $100 million; and .35% of the amount in excess of $350 mil-lion.
  Accounting services include the salaries and overhead expenses of the Fund's Treasurer and the personnel operating under his direction. Charges are allo-cated among investment companies advised by the Adviser. During the period, these charges included $3,575 as the Fund's share of the employee costs at-tributable to the Fund's accounting officers. A portion of the accounting services expense was paid to the Adviser in reimbursement of personnel, facil-ities and equipment costs attributable to the provision of accounting services to the Fund. The services provided by the Adviser are at cost.
  ACCESS Investors Services, Inc., an affiliate of the Adviser, serves as the Fund's shareholder service agent. These services are provided at cost plus a profit. During the period, such fees aggregated $607,814.
  Under the Distribution Plans, each class of shares pays up to .15% per annum of its average daily net assets to reimburse the Distributor for expenses and service fees incurred. Class B and Class C shares pay an additional fee of up to .75% per annum of their average daily net assets to reimburse Van Kampen American Capital Distributors, Inc. (the "Distributor") for its distribution expenses. Actual distribution expenses incurred by the Distributor for Class B and Class C shares may exceed the amounts reimbursed to the Distributor by the Fund. At the end of the period, the unreimbursed expenses incurred by the Dis-tributor under the Class B and Class C plans aggregated approximately $32,000 and $5,000, respectively, and may be carried forward and reimbursed through either the collection of the contingent deferred sales charges from share re-demptions or, subject to the annual renewal of the plans, future Fund reim-bursements of distribution fees.
  Legal fees of $2,429 were for services rendered by O'Melveny & Myers, coun-sel for the Fund. Lawrence J. Sheehan, of counsel to that firm, is a trustee of the Fund.

                                  (Unaudited)

-------------------------------------------------------------------------------
  Certain officers and directors of the Fund are officers and trustees of the Adviser, the Distributor and the shareholder service agent.

NOTE 3-TRUSTEE COMPENSATION
Fund trustees who are not affiliated with the Adviser are compensated by the Fund at the annual rate of $1,010 plus a fee of $29 per day for Board and Com-mittee meetings attended. During the period, such fees aggregated $9,555.
  The trustees may participate in a voluntary Deferred Compensation Plan (the "Plan"). The Plan is not funded and obligations under the Plan will be paid solely out of the Fund's general accounts. The Fund will not reserve or set aside funds for the payment of its obligations under the Plan by any form of trust or escrow. Each trustee covered by the Plan elects to be credited with an earnings component on amounts deferred equal to the income earned by the Fund on its short-term investments or equal to the total return of the Fund.

NOTE 4-CAPITAL
The Fund offers three classes of shares at their respective net asset values per share. Class B and Class C shares are subject to a sales charge imposed at the time of redemption on a contingent deferred basis. All classes of shares have the same rights, except that Class B and Class C shares bear the cost of distribution fees and certain other class specific expenses. Realized and unrealized gains or losses, investment income and expenses (other than class specific expenses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Class B and Class C shares automatically convert to Class A shares six years and ten years after pur-chase, respectively, subject to certain conditions. The offering of Class B and Class C shares commenced April 18, 1995, at which time all previously out-standing shares became Class A shares.

                                  (Unaudited)

-------------------------------------------------------------------------------
  The Fund has an unlimited number of shares of $.01 par value beneficial in-terest authorized. Transactions in shares of beneficial interest were as fol-lows:

                                                     Six Months
                                                          Ended      Year Ended
                                              November 30, 1995    May 31, 1995
--------------------------------------------------------------------------------
Shares sold
 Class A.....................................     2,359,012,582   3,148,142,161
 Class B.....................................       139,850,863      21,754,203
 Class C.....................................        25,979,179       3,049,049
                                                 --------------  --------------
                                                  2,524,842,624   3,172,945,413
                                                 --------------  --------------
Shares issued in merger (see Note 6)
 Class A.....................................        20,714,880             --
 Class B.....................................         5,651,573             --
 Class C.....................................               --              --
                                                 --------------  --------------
                                                     26,366,453             --
                                                 --------------  --------------
Shares issued for distributions reinvested
 Class A.....................................         8,693,308      18,623,009
 Class B.....................................           423,987          15,317
 Class C.....................................            59,194           2,167
                                                 --------------  --------------
                                                      9,176,489      18,640,493
                                                 --------------  --------------
Shares redeemed
 Class A.....................................    (2,364,431,040) (3,310,885,862)
 Class B.....................................      (124,322,817)    (17,579,714)
 Class C.....................................       (22,939,318)     (2,462,729)
                                                 --------------  --------------
                                                 (2,511,693,175) (3,330,928,305)
                                                 --------------  --------------
 Increase (decrease) in shares outstanding...        48,692,391    (139,342,399)
                                                 --------------  --------------

NOTE 5--FUND REORGANIZATION
On July 21, 1995, the shareholders approved the reorganization of the Fund to a Delaware Business Trust and the election of fourteen trustees. On July 31, 1995, the reorganization became effective.

NOTE 6--BUSINESS COMBINATION
On September 22, 1995, the Fund acquired the net assets of Van Kampen Money Market Fund ("VKMM") pursuant to a plan of reorganization approved by VKMM shareholders on September 21, 1995. The acquisition resulted in a tax-free ex-change of 26,366,453 shares of the Fund for the 26,366,453 shares of VKMM out-standing on September 22, 1995. VKMM's net assets at that date were $26,366,453; the Fund's net assets were $422,227,929. After the acquisition, the combined net assets of the Fund were $448,594,382.

               FUNDS DISTRIBUTED BY VAN KAMPEN AMERICAN CAPITAL

GLOBAL AND INTERNATIONAL
 Global Equity Fund
 Global Government Securities Fund
 Global Managed Assets Fund
 Short-Term Global Income Fund
 Strategic Income Fund

EQUITY
Growth
 Emerging Growth Fund
 Enterprise Fund
 Pace Fund
Growth & Income
 Balanced Fund
 Comstock Fund
 Equity Income Fund
 Growth and Income Fund
 Harbor Fund
 Real Estate Securities Fund
 Utility Fund

FIXED INCOME
 Corporate Bond Fund
 Government Securities Fund
 High Income Corporate Bond Fund
 High Yield Fund
 Limited Maturity Government Fund
 Prime Rate Income Trust
 Reserve Fund
 U.S. Government Fund
 U.S. Government Trust for Income

TAX-FREE
 California Insured Tax Free Fund
 Florida Insured Tax Free Income Fund
 High Yield Municipal Fund
 Insured Tax Free Income Fund
 Limited Term Municipal Income Fund
 Municipal Income Fund
 New Jersey Tax Free Income Fund
 New York Tax Free Income Fund
 Pennsylvania Tax Free Income Fund
 Tax Free High Income Fund
 Tax Free Money Fund
 Texas Tax Free Income Fund

THE GOVETT FUNDS
 Emerging Markets Fund
 Global Income Fund
 International Equity Fund
 Latin America Fund
 Pacific Strategy Fund
 Smaller Companies Fund

Ask your investment adviser for a prospectus containing more complete information, including sales charges and expenses. Please read it carefully before you invest or send money. Or call us direct at 1-800-421-5666 weekdays from 7:00 a.m. to 7:00 p.m. Central time.

                   VAN KAMPEN AMERICAN CAPITAL RESERVE FUND

BOARD OF TRUSTEES
J. MILES BRANAGAN
PHILIP P. GAUGHAN
LINDA H. HEAGY
ROGER HILSMAN
R. CRAIG KENNEDY
DONALD C. MILLER
JACK E. NELSON
DON G. POWELL
DAVID REES
JEROME L. ROBINSON
LAWRENCE J. SHEEHAN
FERNANDO SISTO*
WAYNE W. WHALEN
WILLIAM S. WOODSIDE
*Chairman of the Board

OFFICERS
DON G. POWELL
President
CURTIS W. MORELL
Vice President and Treasurer
DENNIS J. MCDONNELL
ROBERT C. PECK, JR.
DAVID R. TROTH
PAUL R. WOLKENBERG
Vice Presidents
TANYA M. LODEN
Vice President and Controller
RONALD A. NYBERG
Vice President and Secretary
NICOLAS DALMASO
HUEY P. FALGOUT, JR.
SCOTT E. MARTIN
WESTON B. WETHERELL
Assistant Secretaries
PERRY F. FARRELL
M. ROBERT SULLIVAN
Assistant Treasurers

INVESTMENT ADVISER
VAN KAMPEN AMERICAN CAPITAL ASSET MANAGEMENT, INC.
2800 Post Oak Blvd.
Houston, Texas 77056

DISTRIBUTOR

VAN KAMPEN AMERICAN CAPITAL DISTRIBUTORS, INC.
One Parkview Plaza
Oakbrook Terrace, Illinois 60181

SHAREHOLDER SERVICE AGENT
ACCESS INVESTORS SERVICES, INC.
P.O. Box 418256
Kansas City, Missouri 64141-9256

CUSTODIANS
STATE STREET BANK AND TRUST CO.
225 Franklin Street
Boston, Massachusetts 02110
FIRST INTERSTATE BANK
Los Angeles, California

COUNSEL
O'MELVENY & MYERS
400 South Hope Street
Los Angeles, California 90071

(C)Van Kampen American Capital Distributors, Inc., 1995
 All rights reserved.
SM denotes a service mark of
Van Kampen American Capital Distributors, Inc.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors un-less it has been preceded or is accompanied by an effective prospectus of the Fund which contains additional information on how to purchase shares, the sales charge, and other pertinent data.

                    VAN KAMPEN AMERICAN CAPITAL RESERVE FUND


THIS PAGE INTENTIONALLY LEFT BLANK

                                       16